                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE: James S. Hamman, Jr., Secretary,
                                       Calamos Advisors LLC,
                                       2020 Calamos Court,
                                       Naperville, Illinois
                                       60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: July 31, 2006

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2006 (UNAUDITED)

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
CORPORATE BONDS (86.6%)
                 CONSUMER DISCRETIONARY (31.3%)
$  2,369,000     Asbury Automotive Group, Inc.
                 9.000%, 06/15/12                                 $    2,398,613
   7,866,000     Aztar Corp.@
                 7.875%, 06/15/14                                      8,396,955
  12,320,000     Beazer Homes USA, Inc.
                 8.375%, 04/15/12                                     12,135,200
   4,738,000     DEX Media, Inc.
                 8.000%, 11/15/13                                      4,761,690
   3,791,000     DIRECTV Financing Company, Inc.
                 8.375%, 03/15/13                                      3,990,027
   4,999,000     EchoStar Communications Corp.*
                 7.125%, 02/01/16                                      4,936,512
     758,000     EchoStar DBS Corporation@
                 6.625%, 10/01/14                                        733,365
   7,553,000 GBP EMI Group, PLC
                 9.750%, 05/20/08                                     15,096,632
   5,686,000     Ford Motor Company
                 8.625%, 11/01/10                                      5,470,785
   5,212,000     GameStop Corp.@
                 8.000%, 10/01/12                                      5,316,240
   1,422,000     General Motors Acceptance Corporation
                 6.875%, 09/15/11                                      1,378,369
   1,422,000     General Motors Corp.@
                 7.125%, 07/15/13                                      1,215,810
                 Goodyear Tire & Rubber Company@
   8,055,000     7.000%, 03/15/28                                      6,423,862
   3,791,000     7.857%, 08/15/11                                      3,525,630
   2,843,000     Group 1 Automotive, Inc.
                 8.250%, 08/15/13                                      2,878,538
   3,791,000     Hasbro, Inc.
                 6.600%, 07/15/28                                      3,640,448
   7,558,000     Hovnanian Enterprises, Inc.@
                 7.750%, 05/15/13                                      6,821,095
   4,691,000     IMAX Corp.@
                 9.625%, 12/01/10                                      4,925,550
   4,738,000     Intrawest Corp.
                 7.500%, 10/15/13                                      4,743,922
  13,268,000     Isle of Capri Casinos, Inc.
                 9.000%, 03/15/12                                     13,831,890
   3,611,000     Jarden Corp.@
                 9.750%, 05/01/12                                      3,773,495
   2,627,000     Kellwood Company@
                 7.625%, 10/15/17                                      2,412,285
   3,791,000     Landry's Restaurants, Inc.
                 7.500%, 12/15/14                                      3,535,107
   5,449,000     Linens 'n Things, Inc.*@++
                 11.132%, 01/15/14                                     5,081,192
  16,584,000     Mandalay Resort Group
                 10.250%, 08/01/07                                    17,205,900
   7,392,000     NCL Holding, ASA
                 10.625%, 07/15/14                                     7,244,160
   4,265,000     Oxford Industries, Inc.
                 8.875%, 06/01/11                                      4,307,650
   4,738,000     Phillips-Van Heusen Corp.@
                 8.125%, 05/01/13                                      4,880,140

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$  1,895,000     Reader's Digest Association, Inc.@
                 6.500%, 03/01/11                                 $    1,845,256
   1,895,000     Rent-A-Center, Inc.
                 7.500%, 05/01/10                                      1,880,788
   2,701,000     RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                     2,981,229
   3,554,000 CAD Rogers Cable, Inc.
                 7.250%, 12/15/11                                      3,252,144
   4,265,000 CAD Rogers Wireless, Inc.
                 7.625%, 12/15/11                                      3,966,522
   2,843,000     Royal Caribbean Cruises, Ltd.
                 7.500%, 10/15/27                                      2,746,256
  14,689,000     Russell Corp.@
                 9.250%, 05/01/10                                     15,423,450
     758,000     Station Casinos, Inc.
                 6.875%, 03/01/16                                        701,150
   7,581,000     Time Warner, Inc.
                 7.625%, 04/15/31                                      8,175,184
  12,036,000     Vail Resorts, Inc.
                 6.750%, 02/15/14                                     11,494,380
   4,738,000     Warnaco Group, Inc.
                 8.875%, 06/15/13                                      4,862,372
                 Warner Music Group
   7,534,000     7.375%, 04/15/14                                      7,307,980
     948,000 GBP 8.125%, 04/15/14                                      1,823,990
   8,055,000     WCI Communities, Inc.@
                 7.875%, 10/01/13                                      6,967,575
     379,000     William Lyon Homes, Inc.
                 10.750%, 04/01/13                                       350,575
     758,000     Wynn Las Vegas, LLC@
                 6.625%, 12/01/14                                        718,205
                                                                  --------------
                                                                     235,558,118
                                                                  --------------
                 CONSUMER STAPLES (10.6%)
     948,000     Alimentation Couche-Tard Inc.
                 7.500%, 12/15/13                                        950,370
   2,796,000     Central Garden & Pet Company
                 9.125%, 02/01/13                                      2,886,870
   4,738,000     Chattem, Inc.
                 7.000%, 03/01/14                                      4,584,015
   4,122,000     Chiquita Brands International, Inc.@
                 7.500%, 11/01/14                                      3,524,310
   5,876,000     Del Monte Foods Company
                 8.625%, 12/15/12                                      6,125,730
                 Dole Food Company, Inc.
   8,529,000     7.250%, 06/15/10                                      7,718,745
   3,791,000     8.625%, 05/01/09                                      3,639,360
  11,372,000     Jean Coutu Group, Inc.@
                 8.500%, 08/01/14                                     10,675,465
   3,317,000     NBTY, Inc.                                            3,134,565
                 7.125%, 10/01/15
   4,738,000     Pilgrim's Pride Corp.@                                4,773,535
                 9.250%, 11/15/13
   5,686,000     Pinnacle Foods Holding@                               5,600,710
                 8.250%, 12/01/13
   5,307,000     Playtex Products, Inc.                                5,525,914
                 8.000%, 03/01/11

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$  5,212,000     Reynolds American Inc.*@
                 7.300%, 07/15/15                                 $    5,241,474
   9,477,000     Smithfield Foods, Inc.@
                 7.750%, 05/15/13                                      9,500,692
   4,881,000     Spectrum Brands, Inc.@
                 8.500%, 10/01/13                                      3,917,003
   1,895,000     WH Intermediate Holdings, Ltd.
                 9.500%, 04/01/11                                      2,082,131
                                                                  --------------
                                                                      79,880,889
                                                                  --------------
                 ENERGY (11.1%)
   6,586,000     Arch Western Finance, LLC
                 6.750%, 07/01/13                                      6,306,095
   8,979,000     Chesapeake Energy Corp.
                 6.875%, 01/15/16                                      8,709,630
   6,160,000     Comstock Resources, Inc.
                 6.875%, 03/01/12                                      5,821,200
     711,000     Energy Partners, Ltd.
                 8.750%, 08/01/10                                        695,003
   2,843,000     Forest Oil Corp.
                 8.000%, 12/15/11                                      2,935,397
   4,424,000     Giant Industries, Inc.@
                 11.000%, 05/15/12                                     4,800,040
   5,307,000     KCS Energy, Inc.
                 7.125%, 04/01/12                                      5,094,720
  10,709,000     Petroleo Brasileiro, SA
                 8.375%, 12/10/18                                     12,141,329
                 Premcor Refining Group, Inc.
   6,065,000     9.500%, 02/01/13                                      6,608,897
   2,582,000     7.500%, 06/15/15                                      2,685,856
   2,843,000     Range Resources Corp.@                                2,874,984
                 7.375%, 07/15/13
   1,895,000     Superior Energy Services, Inc.*
                 6.875%, 06/01/14                                      1,847,625
   6,634,000     Swift Energy Company@
                 9.375%, 05/01/12                                      7,032,040
   4,738,000     Whiting Petroleum Corp.
                 7.250%, 05/01/13                                      4,726,155
                 Williams Companies, Inc.
   9,477,000     7.750%, 06/15/31                                      9,358,537
   1,895,000     7.500%, 01/15/31                                      1,833,412
                                                                  --------------
                                                                      83,470,920
                                                                  --------------
                 FINANCIALS (3.0%)
                 E*TRADE Financial Corporation
   6,255,000     7.375%, 09/15/13                                      6,301,912
   4,265,000     7.875%, 12/01/15@                                     4,424,937
   1,137,000     8.000%, 06/15/11                                      1,173,953
   7,108,000     Leucadia National Corp.
                 7.000%, 08/15/13                                      7,001,380
   1,611,000     Omega Healthcare Investors, Inc.
                 7.000%, 04/01/14                                      1,558,643
   2,382,000     Senior Housing Properties Trust
                 7.875%, 04/15/15                                      2,417,730
                                                                  --------------
                                                                      22,878,555
                                                                  --------------
                 HEALTH CARE (5.5%)
   3,885,000     Ameripath, Inc.@
                 10.500%, 04/01/13                                     4,108,387

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$  3,791,000     Angiotech Pharmaceuticals,  Inc.*
                 7.750%, 04/01/14                                 $    3,686,748
   8,008,000     Bausch & Lomb, Inc.
                 7.125%, 08/01/28                                      8,233,305
   1,611,000     Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13                                      1,627,110
   1,895,000     Biovail Corp.
                 7.875%, 04/01/10                                      1,932,900
     711,000     DaVita, Inc.@
                 7.250%, 03/15/15                                        683,449
     569,000     Omnicare, Inc.@
                 6.875%, 12/15/15                                        551,930
   3,317,000     Psychiatric Solutions, Inc.
                 7.750%, 07/15/15                                      3,234,075
   8,055,000     Tenet Healthcare Corp.*@
                 9.250%, 02/01/15                                      7,450,875
   4,265,000     Valeant Pharmaceuticals International
                 7.000%, 12/15/11                                      4,073,075
   6,160,000     Vanguard Health Systems, Inc.
                 9.000%, 10/01/14                                      5,990,600
                                                                  --------------
                                                                      41,572,454
                                                                  --------------
                 INDUSTRIALS (7.4%)
   2,985,000     Accuride Corp.
                 8.500%, 02/01/15                                      2,790,975
   2,369,000     Armor Holdings, Inc.@
                 8.250%, 08/15/13                                      2,487,450
   1,422,000     Columbus McKinnon  Corp.
                 8.875%, 11/01/13                                      1,457,550
   3,791,000     Commercial Vehicle Group, Inc.
                 8.000%, 07/01/13                                      3,615,666
     948,000     FTI Consulting, Inc.
                 7.625%, 06/15/13                                        962,220
   2,843,000     Gardner Denver, Inc.
                 8.000%, 05/01/13                                      2,985,150
   2,843,000     GATX Corp.
                 8.875%, 06/01/09                                      3,051,898
   6,160,000     General Cable Corp.
                 9.500%, 11/15/10                                      6,591,200
   1,211,000     Global Cash Access, Inc.
                 8.750%, 03/15/12                                      1,286,688
   3,696,000     Greenbrier Companies, Inc.
                 8.375%, 05/15/15                                      3,774,540
   1,516,000     H&E Equipment Service, Inc.* Y
                 5.375%, 07/15/16                                      1,533,055
     531,000     Hexcel Corporation
                 6.750%, 02/01/15                                        511,088
                 JLG Industries, Inc.
   4,265,000     8.250%, 05/01/08                                      4,499,575
     948,000     8.375%, 06/15/12@                                     1,009,620
   3,222,000     Monitronics International, Inc.
                 11.750%, 09/01/10                                     3,185,752
   1,047,000     Orbital Sciences Corp.
                 9.000%, 07/15/11                                      1,109,820
   1,422,000     Sequa Corp.
                 8.875%, 04/01/08                                      1,487,768
   6,634,000     Terex Corp.@
                 7.375%, 01/15/14                                      6,617,415

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$  1,895,000     Trinity Industries, Inc.
                 6.500%, 03/15/14                                 $    1,847,625
   3,293,000     Wesco Distribution, Inc.
                 7.500%, 10/15/17                                      3,284,767
   1,895,000     Williams Scotsman International, Inc.@
                 8.500%, 10/01/15                                      1,909,212
                                                                  --------------
                                                                      55,999,034
                                                                  --------------
                 INFORMATION TECHNOLOGY (6.3%)
   5,528,000     Advanced Micro Devices, Inc.@
                 7.750%, 11/01/12                                      5,562,550
     663,000     Anixter International, Inc.
                 5.950%, 03/01/15                                        614,933
     663,000     Avago Technologies*@
                 11.875%, 12/01/15                                       719,355
   3,791,000     Celestica, Inc.@
                 7.875%, 07/01/11                                      3,772,045
   4,738,000     Flextronics International, Ltd.@
                 6.500%, 05/15/13                                      4,619,550
   4,738,000     Freescale Semiconductor, Inc.
                 7.125%, 07/15/14                                      4,856,450
     355,000     Sanmina-SCI Corporation@
                 8.125%, 03/01/16                                        347,900
   6,492,000     SunGuard Data Systems, Inc.@
                 9.125%, 08/15/13                                      6,662,415
   4,937,000     Telcordia Technologies*
                 10.000%, 03/15/13
                 Xerox Corp.                                           3,974,285
   9,003,000     8.000%, 02/01/27@
   6,634,000     7.625%, 06/15/13                                      9,138,045
                                                                       6,733,510
                                                                  --------------
                                                                      47,001,038
                                                                  --------------
                 MATERIALS (8.0%)
     948,000     Agrium, Inc.
                 7.125%, 05/23/36                                        962,015
                 Aleris International, Inc.
   3,222,000     10.375%, 10/15/10                                     3,536,145
   2,931,000     9.000%, 11/15/14                                      3,312,030
     948,000     Crown Americas, LLC*@
                 7.750%, 11/15/15                                        939,705
   4,738,000     Equistar Chemicals, LP
                 10.625%, 05/01/11                                     5,117,040
   8,122,000     Freeport-McMoRan Copper & Gold, Inc.@
                 10.125%, 02/01/10                                     8,690,540
     758,000     Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                        758,000
                 Ineos Group Holdings, PLC*
   4,549,000 EUR 7.875%, 02/15/16                                      5,447,713
     948,000     8.500%, 02/15/16@                                       893,490
   7,065,000     IPSCO, Inc.
                 8.750%, 06/01/13                                      7,577,212
   3,791,000     Neenah Paper, Inc.@
                 7.375%, 11/15/14                                      3,544,585
   7,581,000     Sealed Air Corp.*
                 6.875%, 07/15/33                                      7,390,307
   1,895,000     Texas Industries, Inc.
                 7.250%, 07/15/13                                      1,906,844

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
                 Union Carbide Corp.
$  3,791,000     7.500%, 06/01/25                                 $    3,925,645
   2,938,000     7.875%, 04/01/23                                      3,154,766
   3,033,000     Westlake Chemical Corporation
                 6.625%, 01/15/16                                      2,835,855
                                                                  --------------
                                                                      59,991,892
                                                                  --------------
                 TELECOMMUNICATION SERVICES (2.4%)
     569,000     Citizens Communications Company
                 9.000%, 08/15/31                                        586,070
   1,895,000     IPCS Escrow Company
                 11.500%, 05/01/12                                     2,131,875
   9,477,000     Sprint Nextel Corporation
                 7.375%, 08/01/15                                      9,718,929
   2,132,000     Stratos Global Corp.*@
                 9.875%, 02/15/13                                      1,785,550
   3,791,000     Syniverse Technologies,Inc.
                 7.750%, 08/15/13                                      3,705,702
                                                                  --------------
                                                                      17,928,126
                                                                  --------------
                 UTILITIES (1.0%)
   1,185,000     Edison International
                 7.730%, 06/15/09                                      1,208,700
     948,000     NRG Energy, Inc.
                 7.250%, 02/01/14                                        930,225
   5,686,000     TXU Corp.
                 6.500%, 11/15/24                                      5,173,652
                                                                  --------------
                                                                       7,312,577
                                                                  --------------
                 TOTAL CORPORATE BONDS
                 (Cost $654,782,236)                                 651,593,603
                                                                  --------------
CONVERTIBLE BONDS (18.1%)
                 CONSUMER DISCRETIONARY (2.7%)
   3,150,000 GBP Punch Taverns Redwood Jersey Co. Ltd.
                 5.000%, 12/14/10                                      6,283,078
                 United Auto Group, Inc.
   3,040,000     3.500%, 04/01/26@                                     3,294,600
   1,960,000     3.500%, 04/01/26*                                     2,124,150
   7,500,000     Walt Disney Company@
                 2.125%, 04/15/23                                      8,334,375
                                                                  --------------
                                                                      20,036,203
                                                                  --------------
                 ENERGY (1.5%)
   7,500,000     Cal Dive International, Inc.*
                 3.250%, 12/15/25                                     11,071,875
                                                                  --------------
                 FINANCIALS (0.7%)
   2,750,000     Deutsche Bank Luxembourg
                 S.A. (USA Interactive)*++[]
                 5.349%, 05/01/12                                      3,045,900
   2,500,000     Travelers Property Casualty Corp.
                 4.500%, 04/15/32                                      2,445,000
                                                                  --------------
                                                                       5,490,900
                                                                  --------------

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
                 HEALTH CARE (1.6%)
$  5,000,000     Advanced Medical Optics, Inc.*
                 3.250%, 08/01/26                                  $   5,318,750
   6,500,000     Wyeth++
                 5.109%, 01/15/24                                      6,942,000
                                                                  --------------
                                                                      12,260,750
                                                                  --------------
                 INDUSTRIALS (3.9%)
   7,000,000     Allied Waste Industries, Inc.@
                 4.250%, 04/15/34                                      6,291,250
   9,500,000     GATX Corp.
                 7.500%, 02/01/07                                     11,328,750
   5,500,000     Lockheed Martin Corp.++
                 4.920%, 08/15/33                                      6,615,400
   5,000,000     Quanta Services, Inc.*@
                 3.750%, 04/30/26
                                                                       5,068,750
                                                                  --------------
                                                                      29,304,150
                                                                  --------------
                 INFORMATION TECHNOLOGY (6.7%)
   6,500,000     ASML Holding, NV
                 5.750%, 10/15/06                                      7,052,142
   5,500,000     DST Systems, Inc.
                 4.125%, 08/15/23                                      7,012,500
   5,600,000     Electronic Data Systems Corp.
                 3.875%, 07/15/23                                      5,635,000
   4,500,000     Euronet Worldwide, Inc.@
                 3.500%, 10/15/25                                      4,398,750
   6,500,000     LSI Logic Corp.@
                 4.000%, 05/15/10                                      6,540,625
   5,000,000     Mentor Graphics Corp.*@
                 6.250%, 03/01/26                                      5,731,250
  14,000,000     Vishay Intertechnology, Inc.@
                 3.625%, 08/01/23                                     14,017,500
                                                                  --------------
                                                                      50,387,767
                                                                  --------------
                 UTILITIES (1.0%)
   2,950,000 GBP Scottish & Southern Energy, PLC
                 3.750%, 10/29/09                                      7,527,884
                                                                  --------------
                 TOTAL CONVERTIBLE BONDS
                 (Cost $130,001,631)                                 136,079,529
                                                                  --------------
SYNTHETIC CONVERTIBLE SECURITIES (5.6%)
                 CORPORATE BONDS (4.8%)
                 CONSUMER DISCRETIONARY (1.7%)
     131,000     Asbury Automotive Group, Inc.
                 9.000%, 06/15/12                                        132,638
     434,000     Aztar Corp.@
                 7.875%, 06/15/14                                        463,295
     680,000     Beazer Homes USA, Inc.
                 8.375%, 04/15/12                                        669,800
     262,000     DEX Media, Inc.
                 8.000%, 11/15/13                                        263,310
     209,000     DIRECTV Financing Company, Inc.
                 8.375%, 03/15/13                                        219,972
     276,000     EchoStar Communications Corp.*
                 7.125%, 02/01/16                                        272,550
      42,000     EchoStar DBS Corporation@
                 6.625%, 10/01/14                                         40,635

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$    417,000 GBP EMI Group, PLC
                 9.750%, 05/20/08                                 $      833,483
     314,000     Ford Motor Company
                 8.625%, 11/01/10                                        302,115
     288,000     GameStop Corp.@
                 8.000%, 10/01/12                                        293,760
      78,000     General Motors Acceptance Corporation
                 6.875%, 09/15/11                                         75,607
      78,000     General Motors Corp.@
                 7.125%, 07/15/13                                         66,690
                 Goodyear Tire & Rubber Company@
     445,000     7.000%, 03/15/28                                        354,887
     209,000     7.857%, 08/15/11                                        194,370
     157,000     Group 1 Automotive, Inc.
                 8.250%, 08/15/13                                        158,963
     209,000     Hasbro, Inc.
                 6.600%, 07/15/28                                        200,700
     417,000     Hovnanian Enterprises,Inc.@
                 7.750%, 05/15/13                                        376,342
     259,000     IMAX Corp.@
                 9.625%, 12/01/10                                        271,950
     262,000     Intrawest Corp.
                 7.500%, 10/15/13                                        262,327
     732,000     Isle of Capri Casinos, Inc.
                 9.000%, 03/15/12                                        763,110
     199,000     Jarden Corp.@
                 9.750%, 05/01/12                                        207,955
     145,000     Kellwood Company@
                 7.625%, 10/15/17                                        133,149
     209,000     Landry's Restaurants, Inc.
                 7.500%, 12/15/14                                        194,893
     301,000     Linens 'n Things, Inc.*@++
                 11.132%, 01/15/14                                       280,682
     916,000     Mandalay Resort Group
                 10.250%, 08/01/07                                       950,350
     408,000     NCL Holding, ASA
                 10.625%, 07/15/14                                       399,840
     235,000     Oxford Industries, Inc.
                 8.875%, 06/01/11                                        237,350
     262,000     Phillips-Van Heusen Corp.@
                 8.125%, 05/01/13                                        269,860
     105,000     Reader's Digest Association, Inc.@
                 6.500%, 03/01/11                                        102,244
     105,000     Rent-A-Center, Inc.
                 7.500%, 05/01/10                                        104,213
     149,000     RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                       164,459
     196,000 CAD Rogers Cable, Inc.
                  7.250%, 12/15/11                                       179,353
     235,000 CAD Rogers Wireless, Inc.
                  7.625%, 12/15/11                                       218,554
     157,000     Royal Caribbean Cruises, Ltd.
                 7.500%, 10/15/27                                        151,657
     811,000     Russell Corp.@
                 9.250%, 05/01/10                                        851,550
      42,000     Station Casinos, Inc.
                 6.875%, 03/01/16                                         38,850

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$    419,000     Time Warner, Inc.
                 7.625%, 04/15/31                                 $      451,840
     664,000     Vail Resorts, Inc.
                 6.750%, 02/15/14                                        634,120
     262,000     Warnaco Group, Inc.
                 8.875%, 06/15/13                                        268,877
                 Warner Music Group
     416,000     7.375%, 04/15/14                                        403,520
      52,000 GBP 8.125%, 04/15/14                                        100,050
     445,000     WCI Communities, Inc.@
                 7.875%, 10/01/13                                        384,925
      21,000     William Lyon Homes, Inc.
                 10.750%, 04/01/13                                        19,425
      42,000     Wynn Las Vegas, LLC@
                 6.625%, 12/01/14                                         39,795
                                                                  --------------
                                                                      13,004,015
                                                                  --------------
                 CONSUMER STAPLES (0.6%)
      52,000     Alimentation Couche-Tard Inc.
                 7.500%, 12/15/13                                         52,130
     154,000     Central Garden & Pet Company
                 9.125%, 02/01/13                                        159,005
     262,000     Chattem, Inc.
                 7.000%, 03/01/14                                        253,485
     228,000     Chiquita Brands
                 International, Inc.@
                 7.500%, 11/01/14                                        194,940
     324,000     Del Monte Foods Company
                 8.625%, 12/15/12                                        337,770
                 Dole Food Company, Inc.
     471,000     7.250%, 06/15/10                                        426,255
     209,000     8.625%, 05/01/09                                        200,640
     628,000     Jean Coutu Group, Inc.@
                 8.500%, 08/01/14                                        589,535
     183,000     NBTY, Inc.
                 7.125%, 10/01/15                                        172,935
     262,000     Pilgrim's Pride Corp.@
                 9.250%, 11/15/13                                        263,965
     314,000     Pinnacle Foods Holding@
                 8.250%, 12/01/13                                        309,290
     293,000     Playtex Products, Inc.
                 8.000%, 03/01/11                                        305,086
     288,000     Reynolds American Inc.*@
                 7.300%, 07/15/15                                        289,629
     523,000     Smithfield Foods, Inc.@
                 7.750%, 05/15/13                                        524,307
     269,000     Spectrum Brands, Inc.@
                 8.500%, 10/01/13                                        215,873
     105,000     WH Intermediate Holdings, Ltd.
                 9.500%, 04/01/11                                        115,369
                                                                  --------------
                                                                       4,410,214
                                                                  --------------
                 ENERGY (0.6%)
     364,000     Arch Western Finance, LLC
                 6.750%, 07/01/13                                        348,530
     496,000     Chesapeake Energy Corp.
                 6.875%, 01/15/16                                        481,120
     340,000     Comstock Resources, Inc.
                 6.875%, 03/01/12                                        321,300

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$     39,000     Energy Partners, Ltd.
                 8.750%, 08/01/10                                 $       38,123
     157,000     Forest Oil Corp.
                 8.000%, 12/15/11                                        162,103
     244,000     Giant Industries, Inc.@
                 11.000%, 05/15/12                                       264,740
     293,000     KCS Energy, Inc.
                 7.125%, 04/01/12                                        281,280
     591,000     Petroleo Brasileiro, SA
                 8.375%, 12/10/18                                        670,046
                 Premcor Refining Group, Inc.
     335,000     9.500%, 02/01/13                                        365,042
     143,000     7.500%, 06/15/15                                        148,752
     157,000     Range Resources Corp.@
                 7.375%, 07/15/13                                        158,766
     105,000     Superior Energy Services, Inc.*
                 6.875%, 06/01/14                                        102,375
     366,000     Swift Energy Company@
                 9.375%, 05/01/12                                        387,960
     262,000     Whiting Petroleum Corp.
                 7.250%, 05/01/13                                        261,345
                 Williams Companies, Inc.
     523,000     7.750%, 06/15/31                                        516,462
     105,000     7.500%, 01/15/31                                        101,588
                                                                  --------------
                                                                       4,609,532
                                                                  --------------
                 FINANCIALS (0.2%)
                 E*TRADE Financial Corporation
     345,000     7.375%, 09/15/13                                        347,587
     235,000     7.875%, 12/01/15@                                       243,812
      63,000     8.000%, 06/15/11                                         65,048
     392,000     Leucadia National Corp.
                 7.000%, 08/15/13                                        386,120
      89,000     Omega Healthcare Investors, Inc.
                 7.000%, 04/01/14                                         86,108
     131,000     Senior Housing Properties Trust
                 7.875%, 04/15/15                                        132,965
                                                                  --------------
                                                                       1,261,640
                                                                  --------------
                 HEALTH CARE (0.3%)
     215,000     Ameripath, Inc.@
                 10.500%, 04/01/13                                       227,362
     209,000     Angiotech Pharmaceuticals, Inc.*
                 7.750%, 04/01/14                                        203,253
     442,000     Bausch & Lomb, Inc.
                 7.125%, 08/01/28                                        454,436
      89,000     Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13                                         89,890
     105,000     Biovail Corp.
                 7.875%, 04/01/10                                        107,100
      39,000     DaVita, Inc.@
                 7.250%, 03/15/15                                         37,489
      31,000     Omnicare, Inc.@
                 6.875%, 12/15/15                                         30,070
     183,000     Psychiatric Solutions, Inc.
                 7.750%, 07/15/15                                        178,425
     445,000     Tenet Healthcare Corp.*@
                 9.250%, 02/01/15                                        411,625

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$    235,000     Valeant Pharmaceuticals International
                 7.000%, 12/15/11                                 $      224,425
     340,000     Vanguard Health Systems, Inc.
                 9.000%, 10/01/14                                        330,650
                                                                  --------------
                                                                       2,294,725
                                                                  --------------
                 INDUSTRIALS (0.4%)
     165,000     Accuride Corp.
                 8.500%, 02/01/15                                        154,275
     131,000     Armor Holdings, Inc.@
                 8.250%, 08/15/13                                        137,550
      78,000     Columbus McKinnon Corp.
                 8.875%, 11/01/13                                         79,950
     209,000     Commercial Vehicle Group, Inc.
                 8.000%, 07/01/13                                        199,334
      52,000     FTI Consulting, Inc.
                 7.625%, 06/15/13                                         52,780
     157,000     Gardner Denver, Inc.
                 8.000%, 05/01/13                                        164,850
     157,000     GATX Corp.
                 8.875%, 06/01/09                                        168,536
     340,000     General Cable Corp.
                 9.500%, 11/15/10                                        363,800
      67,000     Global Cash Access, Inc.
                 8.750%, 03/15/12                                         71,188
     204,000     Greenbrier Companies, Inc.
                 8.375%, 05/15/15                                        208,335
      84,000     H&E Equipment Service, Inc.* Y
                 5.375%, 07/15/16                                         84,945
      29,000     Hexcel Corporation
                 6.750%, 02/01/15                                         27,913
                 JLG Industries, Inc.
     235,000     8.250%, 05/01/08                                        247,925
      52,000     8.375%, 06/15/12@                                        55,380
     178,000     Monitronics International, Inc.
                 11.750%, 09/01/10                                       175,997
      58,000     Orbital Sciences Corp.
                 9.000%, 07/15/11                                         61,480
      78,000     Sequa Corp.
                 8.875%, 04/01/08                                         81,607
     366,000     Terex Corp.@
                 7.375%, 01/15/14                                        365,085
     105,000     Trinity Industries, Inc.
                 6.500%, 03/15/14                                        102,375
     182,000     Wesco Distribution, Inc.
                 7.500%, 10/15/17                                        181,545
     105,000     Williams Scotsman
                 International, Inc.@
                 8.500%, 10/01/15                                        105,787
                                                                  --------------
                                                                       3,090,637
                                                                  --------------
                 INFORMATION TECHNOLOGY (0.4%)
     305,000     Advanced Micro Devices, Inc.@
                 7.750%, 11/01/12                                        306,906
      37,000     Anixter International, Inc.
                 5.950%, 03/01/15                                         34,318
      37,000     Avago Technologies*@
                 11.875%, 12/01/15                                        40,145

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$    209,000     Celestica, Inc.@
                 7.875%, 07/01/11                                 $      207,955
     262,000     Flextronics International, Ltd.@
                 6.500%, 05/15/13                                        255,450
     262,000     Freescale Semiconductor, Inc.
                 7.125%, 07/15/14                                        268,550
      20,000     Sanmina-SCI Corporation@
                 8.125%, 03/01/16                                         19,600
     358,000     SunGuard Data Systems, Inc.@
                 9.125%, 08/15/13                                        367,397
     273,000     Telcordia Technologies*
                 10.000%, 03/15/13                                       219,765
                 Xerox Corp.
     497,000     8.000%, 02/01/27@                                       504,455
     366,000     7.625%, 06/15/13                                        371,490
                                                                  --------------
                                                                       2,596,031
                                                                  --------------
                 MATERIALS (0.4%)
      52,000     Agrium, Inc.
                 7.125%, 05/23/36                                         52,769
                 Aleris International, Inc.
     178,000     10.375%, 10/15/10                                       195,355
     162,000     9.000%, 11/15/14                                        183,060
      52,000     Crown Americas, LLC*@
                 7.750%, 11/15/15                                         51,545
     262,000     Equistar Chemicals, LP
                 10.625%, 05/01/11                                       282,960
     448,000     Freeport-McMoRan Copper & Gold, Inc.@
                 10.125%, 02/01/10                                       479,360
      42,000     Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                         42,000
                 Ineos Group Holdings, PLC*
     251,000 EUR 7.875%, 02/15/16                                        300,588
      52,000     8.500%, 02/15/16@                                        49,010
     390,000     IPSCO, Inc.
                 8.750%, 06/01/13                                        418,275
     209,000     Neenah Paper, Inc.@
                 7.375%, 11/15/14                                        195,415
     419,000     Sealed Air Corp.*
                 6.875%, 07/15/33                                        408,461
     105,000     Texas Industries, Inc.
                 7.250%, 07/15/13                                        105,656
                 Union Carbide Corp.
     209,000     7.500%, 06/01/25                                        216,423
     162,000     7.875%, 04/01/23                                        173,952
     167,000     Westlake Chemical Corporation
                 6.625%, 01/15/16                                        156,145
                                                                  --------------
                                                                       3,310,974
                                                                  --------------
                 TELECOMMUNICATION SERVICES (0.1%)
      31,000     Citizens Communications Company
                 9.000%, 08/15/31                                         31,930
     105,000     IPCS Escrow Company
                 11.500%, 05/01/12                                       118,125
     523,000     Sprint Nextel Corporation
                 7.375%, 08/01/15                                        536,351

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
$    118,000     Stratos Global Corp. *@
                 9.875%, 02/15/13                                 $       98,825
     209,000     Syniverse Technologies, Inc.
                 7.750%, 08/15/13                                        204,298
                                                                  --------------
                                                                         989,529
                                                                  --------------
                 UTILITIES (0.1%)
      65,000     Edison International
                 7.730%, 06/15/09                                         66,300
      52,000     NRG Energy, Inc.
                 7.250%, 02/01/14                                         51,025
     314,000     TXU Corp.
                 6.500%, 11/15/24                                        285,706
                                                                  --------------
                                                                         403,031
                                                                  --------------
                 TOTAL CORPORATE BONDS                                35,970,328
                                                                  --------------

  NUMBER OF
  CONTRACTS                                                            VALUE
------------                                                      --------------
                 OPTIONS (0.8%)
                 CONSUMER DISCRETIONARY (0.0%)
         100     Garmin, Ltd.#
                 Call, 01/19/08, Strike 100.00                           172,500
         250     Lowe's Companies, Inc.#
                 Call, 01/19/08, Strike 35.00                             51,250
         260     Office Depot, Inc.#
                 Call, 01/19/08, Strike 40.00                            128,700
                                                                  --------------
                                                                         352,450
                                                                  --------------
                 CONSUMER STAPLES (0.1%)
         520     Kroger Company#
                 Call, 01/19/08, Strike 20.00                            260,000
         215     PepsiCo, Inc.#
                 Call, 01/19/08, Strike 60.00                            176,300
                                                                  --------------
                                                                         436,300
                                                                  --------------
                 ENERGY (0.1%)
         150     Anadarko Petroleum Corp.#
                 Call, 01/19/08, Strike 47.50                            110,250
         105     BJ Services Company#
                 Call, 01/19/08, Strike 40.00                             61,425
          80     Diamond Offshore Drilling, Inc.#
                 Call, 01/19/08, Strike 85.00                            110,400
         180     Nabors Industries Ltd.#
                 Call, 01/19/08, Strike 37.50                            101,700
          70     Petroleo Brasileiro, SA#
                 Call, 01/19/08, Strike 90.00                            131,950
         120     Schlumberger, Ltd.#
                 Call, 01/19/08, Strike 65.00                            162,600
         110     Weatherford International, Ltd.#
                 Call, 01/19/08, Strike 55.00                             63,250
                                                                  --------------
                                                                         741,575
                                                                  --------------
                 FINANCIALS (0.2%)
         200     Aon Corp.#
                 Call, 01/19/08, Strike 35.00                             91,000
         400     Charles Schwab Corp.#
                 Call, 01/19/08, Strike 17.50                             85,000
          15     Chicago Mercantile Exchange Holdings, Inc.#
                 Call, 01/19/08, Strike 420.00                           166,275

  NUMBER OF
  CONTRACTS                                                            VALUE
------------                                                      --------------
         145     CIT Group, Inc.#
                 Call, 01/19/08, Strike 50.00                     $       70,325
         220     E*TRADE Financial Corporation#
                 Call, 01/19/08, Strike 25.00                             89,100
          60     Goldman Sachs Group, Inc.#
                 Call, 01/19/08, Strike 160.00                           120,900
         120     Lehman Brothers Holdings, Inc.#
                 Call, 01/19/08, Strike 75.00                             81,000
         145     Merrill Lynch & Company, Inc.#
                 Call, 01/19/08, Strike 70.00                            160,225
         110     Prudential Financial, Inc.#
                 Call, 01/19/08, Strike 75.00                            133,650
         190     State Street Corp.#
                 Call, 01/19/08, Strike 60.00                            149,150
                                                                  --------------
                                                                       1,146,625
                                                                  --------------
                 HEALTH CARE (0.0%)
          75     Allergan, Inc.#
                 Call, 01/19/08, Strike 110.00                           118,500
         200     AmerisourceBergen Corp.#
                 Call, 01/19/08, Strike 47.50                             87,000
                                                                  --------------
                                                                         205,500
                                                                  --------------
                 INDUSTRIALS (0.0%)
         110     Burlington Northern Santa Fe Corp.#
                 Call, 01/19/08, Strike 80.00                             81,400
                                                                  --------------
                 INFORMATION TECHNOLOGY (0.3%)
         185     Agilent Technologies, Inc.#
                 Call, 01/19/08, Strike 35.00                             51,800
          70     Apple Computer, Inc.#
                 Call, 01/19/08, Strike 75.00                             86,800
         420     Electronic Data Systems Corp.#
                 Call, 01/19/08, Strike 25.00                            129,150
         280     Hewlett-Packard Company#
                 Call, 01/19/08, Strike 30.00                            189,000
         320     Intuit, Inc.#
                 Call, 01/19/08, Strike 27.50                            235,200
         200     Marvell Technology Group, Ltd.#
                 Call, 01/19/08, Strike 32.50                             34,500
         275     Motorola, Inc.#
                 Call, 01/19/08, Strike 22.50                            108,625
         195     National Semiconductor Corp.#
                 Call, 01/19/08, Strike 25.00                             81,900
                 Nokia Corp.#
       1,900     Call, 01/19/08, Strike 20.00                            589,000
       1,900     Call, 01/19/08, Strike 17.50                            845,500
         200     NVIDIA Corp.#
                 Call, 01/19/08, Strike 30.00                             57,500
         260     Paychex, Inc.#
                 Call, 01/19/08, Strike 40.00                             70,200
          80     Sandisk Corp.#
                 Call, 01/19/08, Strike 65.00                             54,000
                                                                  --------------
                                                                       2,533,175
                                                                  --------------
                 MATERIALS (0.1%)
         100     Alcan, Inc.#
                 Call, 01/19/08, Strike 55.00                             51,000

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                                            VALUE
------------                                                      --------------
         210     Goldcorp, Inc.#
                 Call, 01/19/08, Strike 27.50                     $      174,300
         286     Harmony Gold Mining Co, Ltd.#
                 Call, 01/19/08, Strike 15.00                            100,100
          90     Phelps Dodge Corp.#
                 Call, 01/19/08, Strike 72.50                            223,200
          80     United States Steel Corp.#
                 Call, 01/19/08, Strike 70.00                             90,800
                                                                  --------------
                                                                         639,400
                                                                  --------------
                 TELECOMMUNICATION SERVICES (0.0%)
         190     America Movil, S.A. de C.V.#
                 Call, 01/19/08, Strike 40.00                             99,750
         110     NII Holdings, Inc.#
                 Call, 01/19/08, Strike 55.00                            112,200
                                                                  --------------
                                                                         211,950
                                                                  --------------
                 TOTAL OPTIONS                                         6,348,375
                                                                  --------------
                 TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                 (Cost $43,478,943)                                   42,318,703
                                                                  --------------

  NUMBER OF
   SHARES                                                              VALUE
------------                                                      --------------
CONVERTIBLE PREFERRED STOCKS (35.9%)
                 CONSUMER DISCRETIONARY (2.3%)
     610,000     Ford Motor Company Capital
                 Trust II
                 6.500%                                               17,446,000
                                                                  --------------
                 CONSUMER STAPLES (3.7%)
   1,115,500     Albertson's, Inc.
                 7.250%                                               27,876,345
                                                                  --------------
                 ENERGY (5.6%)
      50,000     Chesapeake Energy Corp.
                 6.250%                                               14,001,000
     210,000     Hess Corp.
                 7.000%                                               27,885,900
                                                                  --------------
                                                                      41,886,900
                                                                  --------------
                 FINANCIALS (17.8%)
     530,000     Chubb Corp.
                 7.000%                                               18,666,600
      16,000     Fortis Insurance, N.V.
                 (Assurant, Inc.)* []
                 7.750%                                               20,432,000
     185,000     Hartford Financial
                 Services Group, Inc.
                 7.000%                                               13,786,200
     240,000     Lazard, Ltd.
                 6.625%                                                8,366,400
     640,000     Lehman Brothers
                 Holdings, Inc. (General
                 Mills, Inc.) []
                 6.250%                                               16,684,800
     190,000     Merrill Lynch & Co., Inc.
                 (Nuveen Investments, Inc.) []
                 6.750%                                                7,991,400
     410,000     Metlife, Inc.
                 6.375%                                               11,258,600

  NUMBER OF
   SHARES                                                              VALUE
------------                                                      --------------
     650,000     National Australia Bank, Ltd.
                 7.875%                                           $   28,600,000
     150,000     Washington Mutual, Inc.
                 5.375%                                                8,362,500
                                                                  --------------
                                                                     134,148,500
                                                                  --------------
                 HEALTH CARE (0.8%)
     120,000     Schering-Plough Corp.
                 6.000%                                                6,367,200
                                                                  --------------
                 INDUSTRIALS (1.1%)
   2,500,000 GBP BAE Systems, PLC
                 7.750%                                                7,923,022
                                                                  --------------
                 UTILITIES (4.6%)
     410,000     AES Corp. Trust III
                 6.750%                                               19,561,100
     350,000     CenterPoint Energy, Inc.
                 (Time Warner, Inc.)++ []
                 2.000%                                               11,452,000
      65,000     Southern Union Company
                 5.000%                                                3,443,700
                                                                  --------------
                                                                      34,456,800
                                                                  --------------
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $233,185,248)                                 270,104,767
                                                                  --------------

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
SHORT-TERM INVESTMENT (1.3%)
                 COMMERCIAL PAPER (1.3%)
$  9,713,000     Citigroup, Inc
                 5.230%, 08/01/06
                 (Cost $9,713,000)                                     9,713,000
                                                                  --------------

  NUMBER OF
   SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (16.4%)
 123,506,367     Bank of New York
                 Institutional Cash Reserve Fund
                 current rate 5.400%
                 (Cost $123,506,367)                                 123,506,367
                                                                  --------------
TOTAL INVESTMENTS (163.9%)
(Cost $1,194,667,425)                                              1,233,315,969
                                                                  --------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-16.4%)                  (123,506,367)
                                                                  --------------
OTHER ASSETS, LESS LIABILITIES (3.6%)                                 27,098,037
                                                                  --------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS
PAYABLE (-51.1%)                                                    (384,307,121)
                                                                  --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)             $  752,600,518
                                                                  --------------

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULES OF INVESTMENTS JULY 31, 2006 (unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contracts. The option contracts may be exercised at any date on or before the date shown.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At July 31, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $88,406,684 or 11.7 % of net assets.

Y    Security purchased on when issued basis.

@    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at July 31, 2006.

[] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD   Canadian Dollar

EUR   European Monetary Unit

GBP   British Pound Sterling

                See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. Calamos Advisors LLC values the Fund's portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

Securities that are principally traded in a foreign market are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and OTC markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on an income tax basis as of July 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at July 31, 2006 was as follows:

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

Cost basis of investments                    $1,207,750,032
                                             --------------
Gross unrealized appreciation                    65,900,271
Gross unrealized depreciation                   (40,334,334)
                                             --------------
Net unrealized appreciation (depreciation)   $   25,565,937
                                             --------------

NOTE 3 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts at July 31, 2006.

NOTE 4 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 5 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.50% to 5.36% for the nine-month period ended July 31, 2006. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or only the holders of common stock, when the respective classes vote alone.

NOTE 6 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as of July 31, 2006 were as follows:

                                                                                     Unrealized
                   Termination        Notional      Fixed Rate    Floating Rate     Appreciation
 Counterparty          Date         Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
 ------------   -----------------   ------------   -----------   ---------------   --------------
Merrill Lynch   November 28, 2006      $60,000        2.82%       1 month LIBOR       $  529,196
Merrill Lynch   July 3, 2007            65,000        2.33%       1 month LIBOR        1,973,716
Merrill Lynch   November 28, 2007       60,000        3.26%       1 month LIBOR        1,643,081
Merrill Lynch   July 3, 2008            70,000        2.69%       1 month LIBOR        3,500,313
Merrill Lynch   November 28, 2008       60,000        3.60%       1 month LIBOR        2,221,092
                                                                                      ----------
                                                                                      $9,867,398
                                                                                      ==========

NOTE 7 - SECURITIES LENDING

During the nine-month period ended July 31, 2006, the Fund loaned certain of its' securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At July 31, 2006, the Fund had securities valued at $120,429,382 that were on loan to broker-dealers and banks and $123,506,367 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 22, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: September 22, 2006